Securities purchased under agreements to resell	12 Months Ended
Dec. 31, 2020
Securities purchased under agreements to resell [Abstract]
Securities purchased under agreements to resell	Securities purchased under agreements to resell

	2020	2019

Available portfolio	1,409,637	971,991
National Treasury Notes (NTNs) (a)	876,102	771,099
Financial Treasury Bills (LFTs) (a)	452,691	195,980
National Treasury Bills (LTNs) (a)	44,091	4,912
Debentures (b)	36,753	—
Collateral held	5,217,772	8,518,099
National Treasury Bills (LTNs) (a)	976,419	1,764,410
National Treasury Notes (NTNs) (a)	4,241,353	6,753,689
Total (c)	6,627,409	9,490,090
(a) Refers to fixed-rate fixed-income and low-risk investments issued by financial institutions, collateral-backed by debentures.
(b) Investments in purchase and sale commitments collateral-backed by sovereign debt securities refer to transactions involving the purchase of sovereign debt securities with a commitment to sale originated in the subsidiary XP CCTVM and in exclusive funds and were carried out at an average fixed rate of 1.91% p.a. (4.63% p.a. as of December 31, 2019).
(c) Includes expected credit loss in the amount of R$370.The reconciliation of gross carrying amount and the expected credit loss segregated by stages are presented in the Note 14.
As of December 31, 2020, R$593,673 (2019 - R$654,057) from the total amount of available portfolio is being presented as cash equivalents in the statements of cash flows.